JPMorgan Mid Cap Value Fund Expense Example - A C I Shares [Member] - JPMorgan Mid Cap Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 625
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,131
Expense Example, with Redemption, 10 Years	1,880
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	908
Expense Example, with Redemption, 10 Years	1,860
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	$ 1,141